Employees' Leaving Entitlement (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Summary of Changes to Employees' Leaving Entitlement

Changes to employees’ leaving entitlement occurring during 2024 and 2023 are analysed as follows:

	31/12/24	31/12/23
Balance at beginning of year	12,389	13,064
Current service cost	77	91
Interest expense	364	451
Benefits paid	(1,116)	(1,402)
Actuarial losses/(gains)	(68)	185
Balance at end of year	11,646	12,389

Summary of Assumptions Used in Determining Present Value of Defined Benefit Obligation Related to Employee Benefit Obligation

The principal assumptions used in determining the present value of such defined benefit obligation (“DBO”) related to the employee benefit obligation are reported as follows:

	31/12/24	31/12/23
Annual discount rate	3.18%	3.08%
Annual future salary increase rate	2.00%	2.00%
Annual inflation rate	2.00%	2.00%
Annual DBO increase rate	3.00%	3.00%
Mortality	RG48 mortality tables published by the General State Accounting
Inability	National Institute for Social Security tables, by age and sex
Retirement	100% upon achievement of AGO requisites
Annual frequency of turnover	2.00%	2.00%
Annual frequency of DBO advances	2.00%	2.00%

Summary of Quantitative Sensitivity Analysis for Significant Assumptions

A quantitative sensitivity analysis for significant assumptions impacting the DBO as at December 31, 2023 and 2022 is reported as follows:

	31/12/24	31/12/23
+1.00% on turnover rate	39	40
-1.00% on turnover rate	(42)	(43)
+0.25% on annual inflation rate	143	158
-0.25% on annual inflation rate	(141)	(155)
+0.25% on annual discount rate	(220)	(242)
-0.25% on annual discount rate	226	250

Schedule of Expected Payments or Contributions to Defined Benefit Plan	The following are the expected payments of the employees’ leaving entitlement in future years:

	31/12/24	31/12/23
Within 1 year	742	1,154
Between 2 and 5 years	3,263	2,902

Schedule of Options Granted to Key Officer Beneficiaries

The terms and conditions of the award agreements entered into are set forth below.

Grant date/beneficiaries	Number of equity-based instruments	Vesting conditions	Contractual life of the options
Three key officers having strategic functions – July 15, 2022	562,512 ADSs equivalent to 2,812,560 ordinary shares	Continuous service status until the vesting date	From 1 to 6 years

In particular, the number of ordinary shares of Natuzzi S.p.A. that each of the three beneficiaries can subscribe for pursuant to the relevant award agreements is broken down below and shown in terms of ADS equivalent.

Vesting Date	Beneficiary 1	Beneficiary 2	Beneficiary 3	Total
15/Aug/22	36,533	6,583	44,000	87,116
31/May/23	54,800	9,874	33,000	97,674
31/May/24	54,800	9,874	38,338	103,012
31/May/25	73,067	13,165	5,338	91,570
31/May/26	73,067	13,165	5,338	91,570
31/May/27	73,067	13,165	5,338	91,570
Total	365,334	65,826	131,352	562,512

Summary of Inputs Used in Measurement of Fair Values at Grant Date of Equity Settled Share-based Payment Plans

The inputs used in the measurement of the fair values at grant date of the stock options were as follows:

Input data	Beneficiary 1	Beneficiary 2	Beneficiary 3 (sub 1)	Beneficiary 3 (sub 2)
Fair value of the ADS option at grant date	$4.3900	$4.3000	$4.5300	$3.3700
EURUSD exchange rate at grant date	n.a.	n.a.	1.0059	n.a.
Closing price of the ADS at grant date	$8.8700	$8.8700	$8.8700	$8.8700
Currency of the exercise price	U.S. dollar	U.S. dollar	Euro	U.S. dollar
Exercise price	$14.5950	$15.3450	$5.0295	$15.6000
Expected volatility of the stock price (weighted-average)	67.73%	67.73%	67.73%	67.73%
Expected volatility of the EURUSD exchange rate	n.a.	n.a.	7.27%	n.a.
Expected life (weighted-average) *	2.72 years	2.72 years	0.51 years	0.59 years
Expected dividends	—	—	—	—
Risk-free interest rate (based on government bonds)	2.80%	2.80%	2.80%	2.80%

(*) average of the different vesting dates.

Schedule of Number and Weighted-Average Exercise Prices of Share Options

The number and weighted-average exercise prices of the stock options granted in 2024 are the following:

	Number of options (ADS)	Weighted-average exercise price (ADS)
Outstanding as at January 1, 2024	431,160	$14.71
Granted during the year	—	—
Forfeited during the year	—	—
Exercised during the year	—	—
Outstanding as at December 31, 2024	431,160	$14.71
Exercisable as at December 31, 2024	172,464	$14.71